Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
The Funding Milestone [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description	1. OST has secured funding of at least Two Million Three Hundred Thirty-Seven Thousand Five Hundred US Dollars ($2,337,500), in the aggregate (The Funding Milestone) (paid)	1. OST has secured funding of at least Two Million Three Hundred Thirty-Seven Thousand Five Hundred US Dollars ($2,337,500), in the aggregate (The Funding Milestone) (paid)
Milestone Amount	$ 1,550,000	$ 1,550,000
First Clinical Trial [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description	2. The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial) (paid)	2. The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial). (paid)
Milestone Amount	$ 1,375,000	$ 1,375,000
First Licensed Product [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description	3. The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field	3. The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field
Milestone Amount	$ 5,000,000	$ 5,000,000
Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description		4. Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars ($20,000,000)
Milestone Amount		$ 1,500,000
Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars .Cumulative Net Sales of all Licensed Products in ex [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description		5. Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars ($50,000,000) Cumulative Net Sales of all Licensed Products in ex
Milestone Amount		$ 5,000,000
Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollar [Member]
Commitments and Contingencies - Schedule of Milestone Events and Financial Terms (Details) [Line Items]
Milestone Description		6. Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollars ($100,000,000)
Milestone Amount		$ 10,000,000